Equity method investments	3 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	Equity method investments
The Company has invested $4.9 million to obtain a 49% interest in the voting share capital of Oncacare Limited ("Oncacare"). The Company’s investment in Oncacare is accounted for under the equity method due to the Company's ability to exercise significant influence over Oncacare that is considered to be greater than minor. The Company records its pro rata share of the earnings/losses of this investment in 'Share of equity method investments' in the Condensed Consolidated Statement of Operations. See additional details in note 2 - Significant accounting policies.

The majority investor has the right to sell the 51% majority voting share capital exclusively to the Company in a two and half year period commencing January 1, 2023 and ICON also has the right to acquire the 51% majority voting share capital from August 1, 2025.

The following table represents our equity method investments at March 31, 2021:

	Ownership Percentage	Carrying Value	Carrying Value
	March 31, 2021	March 31, 2021	December 31, 2020
		(in thousands)
Oncacare Limited	49%	$4,260	$4,534

The Company has invested $4.9 million in Oncacare, of which, $2.5 million has been paid with the remainder to be paid in the next twelve months.
The Company has recorded a loss of $0.3 million representing its pro rata share of the losses in Oncacare for the three month period ended March 31, 2021.